REHABILITATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of changes in the carrying amount of rehabilitation provisions	The changes in the carrying amount of the rehabilitation provisions are as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Beginning balance	68,435	66,225
Accretion of rehabilitation provisions (Note 10)	444	730
Changes in estimates	4,188	4,651
Cost of reclamation work performed	(2,632)	(3,171)
Derecognized on sale of Prestea (Note 5)	(52,867)	—
Balance at the end of the period	17,568	68,435

Current portion	2,018	5,826
Long term portion	15,550	62,609
	17,568	68,435